PORTFOLIO OF INVESTMENTS
as of March 31, 2024 (unaudited)
1
Voya Retirement
Moderate Portfolio
Shares RA Value
Percentage
of Net
Assets
EXCHANGE-TRADED FUNDS : 2.0%
269,227  Schwab U.S. TIPS
ETF
$ 14,042,881
2.0
Total Exchange-Traded
Funds
(Cost $15,006,141)
14,042,881
2.0
MUTUAL FUNDS : 98.0%
Affiliated Investment Companies : 98.0%
1,392,264  Voya Emerging
Markets Index Portfolio
- Class I
14,075,787
2.0
4,050,933  Voya High Yield Bond
Fund - Class R6
27,870,421
4.0
3,624,751  Voya International
Index Portfolio - Class I
42,518,323
6.1
462,244  Voya Russell
TM
Large
Cap Value Index
Portfolio - Class I
14,389,645
2.1
1,191,692  Voya Russell
TM
Mid
Cap Index Portfolio
- Class I
14,383,725
2.0
8,930,948  Voya Short Term Bond
Fund - Class R6
82,789,891
11.8
33,684,134  Voya U.S. Bond Index
Portfolio - Class I
304,841,413
43.6
9,401,457  Voya U.S. Stock Index
Portfolio - Class I
184,832,642
26.4
Total Mutual Funds
(Cost $709,508,033)
685,701,847
98.0
Total Long-Term
Investments
(Cost $724,514,174)
699,744,728
100.0
Total Investments in
Securities
(Cost $724,514,174) $ 699,744,728 100.0
Liabilities in Excess
of Other Assets (30,341) 0.0
Net Assets $ 699,714,387 100.0

PORTFOLIO OF INVESTMENTS
as of March 31, 2024 (unaudited) (continued)
2
Voya Retirement
Moderate Portfolio
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of March 31, 2024 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
March 31, 2024
Asset Table
Investments, at fair value
Exchange-Traded Funds $ 14,042,881 $ — $ — $ 14,042,881
Mutual Funds 685,701,847 — — 685,701,847
Total Investments, at fair value $ 699,744,728 $ — $ — $ 699,744,728
Transactions with Affiliates
An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.
The following table provides transactions during the period ended March 31, 2024, where the following issuers were considered an affiliate:
Issuer
Beginning
Fair Value
at 12/31/2023
Purchases
at Cost
Sales
at Cost
Change In
Unrealized
Appreciation/
(Depreciation)
Ending
Fair
Value at
3/31/2024
Investment
Income
Realized
Gains/
(Losses)
Net
Capital
Gain
Distributions
Voya Emerging Markets Index
Portfolio - Class I
$ 13,840,394 $ 536,945 $ (602,020) $ 300,468 $ 14,075,787 $ — $ 9,234 $ —
Voya High Yield Bond Fund - Class
R6
28,890,206 832,285 (1,682,063) (170,007) 27,870,421 484,443 40,919 —
Voya International Index Portfolio
- Class I
42,472,338 551,817 (2,488,080) 1,982,248 42,518,323 — 358,726 —
Voya Russell
TM
Large Cap Value
Index Portfolio - Class I
14,399,233 12,348 (1,172,020) 1,150,084 14,389,645 — 109,996 —
Voya Russell
TM
Mid Cap Index
Portfolio - Class I
14,802,645 12,349 (1,921,913) 1,490,644 14,383,725 — (347,352) —
Voya Short Term Bond Fund -
Class R6
83,917,893 3,073,862 (3,937,992) (263,872) 82,789,891 948,464 (270,467) —
Voya U.S. Bond Index Portfolio -
Class I
303,707,204 21,106,766 (16,090,724) (3,881,833) 304,841,413 3,127,714 (2,031,880) —
Voya U.S. Stock Index Portfolio -
Class I
191,857,840 160,533 (23,016,249) 15,830,518 184,832,642 — 2,612,916 —
$ 693,887,753 $ 26,286,905 $ (50,911,061) $ 16,438,250 $ 685,701,847 $ 4,560,621 $ 482,092 $ —
The financial statements for the above mutual fund[s] can be found at www.sec.gov.
Net unrealized depreciation consisted of:
Gross Unrealized Appreciation $ 31,321,898
Gross Unrealized Depreciation (56,091,344)
Net Unrealized Depreciation $ (24,769,446)